SEMI-ANNUAL REPORT

                                       SIX MONTHS ENDED APRIL 30, 1999

NEW CENTURY PORTFOLIOS


CONTENTS
-------------------------------------------------------------------------------


PRESIDENT'S LETTER                                                         1


NEW CENTURY CAPITAL PORTFOLIO

Portfolio of Investments
 April 30, 1999                                                            2
Statement of Assets and Liabilities
 April 30, 1999                                                            4
Statement of Operations
 Six months ended April 30, 1999                                           5
Statement of Changes in Net Assets
 Six months ended April 30, 1999 and year ended October 31, 1998           6
Financial Highlights
 Six months ended April 30, 1999 and
 each of the five years in the period ended October 31, 1998               7


NEW CENTURY BALANCED PORTFOLIO

Portfolio of Investments
 April 30, 1999                                                            8
Statement of Assets and Liabilities
 April 30, 1999                                                           10
Statement of Operations
 Six months ended April 30, 1999                                          11
Statement of Changes in Net Assets
 Six months ended April 30, 1999 and year ended October 31, 1998          12
Financial Highlights
 Six months ended April 30, 1999 and
 each of the five years in the period ended October 31, 1998              13


NEW CENTURY CAPITAL AND BALANCED PORTFOLIOS

Notes to Financial Statements                                             14





-------------------------------------------------------------------------------

                               PRESIDENT'S LETTER



Dear Fellow Shareholders:

During the six-month period ended April 30, 1999, the capital markets orchestrated a dramatic comeback. Just a few weeks before the start of the period, the equity markets were trading at 20% to 25% discounts from their July 1998 peaks.

During the period, the Standard & Poor's 500 Composite Stock Price Index, which reflects the performance of the stocks of the largest domestic companies, gained 22.31%. The Russell 2000 Index, which reflects the performance of the stocks of smaller-capitalized domestic companies, posted a more modest gain of 14.50%. Even the international equity markets, measured by the Morgan Stanley Capital International-Europe, Australasia, Far East Index, gained 22.40%. The Lehman Brothers Aggregate Bond Index declined 1.16%.

I am pleased to report that during the period, the New Century Portfolios produced levels of investment return consistent with their fund's investment objective. For the six-month period ended April 30, 1999, the New Century Capital Fund generated a return of 24.31%; the New Century Balanced Fund produced a return of 13.95%. The three-year Beta was 0.93% for the Capital Fund and 0.61% for the Balanced Fund. (Beta measures the risk of a fund relative to the variability of an index, in this case, the Standard & Poor's 500. A fund with a Beta less than 1.0 would be expected to decrease less than the index during a declining market and to increase less than the index during a rising market.)

Sector allocation led us to focus our equity investments in the larger capitalized companies by concentrating in the growth and the growth and income sectors. Toward the end of the period, however, we began to shift our allocation to value and to smaller capitalized companies. Sector allocation also led us to concentrate our fixed-income investments in the high yield and the convertible sectors.

Although we may experience short-term volatility, our long-term investment outlook remains positive. We will continue to monitor the rotation to the value and the smaller capitalized companies. If the rotation persists, we will continue to shift the funds' allocation accordingly. We thank you for selecting us to be part of your long-term investment strategy.

Sincerely,

/s/ Wayne M. Grzecki

Wayne M. Grzecki
President








            Average Annual Total Return For The Period Ended 4/30/99


                            1 Year       5 Years      Since Inception (1/31/89)
                            ------       -------      ------------------------

New Century Capital         15.81%        19.59%                14.49%

New Century Balanced         8.98%        14.27%                11.43%

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 1999 (Unaudited)
-------------------------------------------------------------------------------



Issuer                                                                          Shares            Value

                                        INVESTMENT COMPANIES - 99.5%

Aggressive Funds - 11.5%
Janus Olympus Fund                                                              122,220     $      4,192,157
Oppenheimer Capital Appreciation                                                 92,766            4,054,785
Rydex OTC                                                                        51,396            2,475,237
Transamerica Premier Aggressive Growth                                           89,827            2,484,607
                                                                                            ----------------
                                                                                                  13,206,786
                                                                                            ----------------
Foreign Stock Funds - 3.0%
Artisan International                                                           184,533            3,404,636
                                                                                            ----------------

Growth and Income Funds - 35.0%
Citizens Index Fund                                                              35,603              860,525
Goldman Sachs Core U.S. Equity-A                                                200,142            6,920,905
Marsico Growth & Income                                                         466,481            7,645,620
SEI Index S&P 500 Index-E                                                        92,981            3,874,533
Strong Growth & Income                                                           59,548            1,411,294
Vanguard 500 Index                                                              155,748           19,231,728
                                                                                            ----------------
                                                                                                  39,944,605
                                                                                            ----------------
Growth Funds - 44.8%
Janus                                                                           233,952            8,871,433
Legg Mason Value Prime                                                          183,464           13,882,725
Longleaf Partners                                                               129,608            3,829,893
Performance Large Cap Equity                                                    144,524            4,205,643
Vanguard Growth Index                                                           304,542           10,232,626
Vanguard U.S. Growth                                                            197,873            7,639,891
Vanguard Value Index                                                            100,881            2,449,403
                                                                                            ----------------
                                                                                                  51,111,614
                                                                                            ----------------
Small Company Funds - 5.2%
Eclipse Small Cap Value                                                         240,955            2,816,769
Mutual Discovery-Z                                                                1,336               25,632
Nicholas II                                                                      85,424            3,108,575
State Street Research Aurora                                                        500                8,850
                                                                                            ----------------
                                                                                                   5,959,826
                                                                                            ----------------
   Total investment companies (Cost $88,281,934)                   99.5%                         113,627,467
   Cash and other assets in excess of liabilities                   0.5%                             589,014
                                                                ---------                   ----------------

    Net assets                                                    100.0%                    $    114,216,481
                                                                =========                   ================




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See notes to financial statements
                                                     -2-

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS - (Continued)
April 30, 1999 (Unaudited)
-------------------------------------------------------------------------------


Cost for federal income tax at April 30, 1999 was $88,281,934 and net unrealized appreciation consisted of:

       Gross unrealized appreciation                           $   25,841,830
       Gross unrealized depreciation                                 (496,297)
                                                               --------------
       Net unrealized appreciation                             $   25,345,533
                                                               ==============








-------------------------------------------------------------------------------

See notes to financial statements
                                                     -3-

NEW CENTURY CAPITAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
April 30, 1999 (Unaudited)
-------------------------------------------------------------------------------


ASSETS
  Investments, at value (Cost $88,281,934) (Note 1A)         $    113,627,467
  Cash                                                                728,380
  Receivable for
    Investment securities sold                                      2,790,421
    Capital stock sold                                                146,412
    Dividends and interest                                              9,645
                                                              ----------------
       Total assets                                               117,302,325


LIABILITIES
  Payable for
   Investment securities purchased                                  2,809,645
  Capital stock redeemed                                              175,013
  Accrued expenses                                                    101,186
                                                              ----------------
       Total liabilities                                            3,085,844


NET ASSETS
 (applicable to 7,089,074 outstanding shares; unlimited number of shares of beneficial interest authorized,
  $.01 par value.)                                           $    114,216,481
                                                              ================



Net asset value, offering price and redemption price per share
($114,216,481/7,089,074
 shares of beneficial interest outstanding)                            $16.11
                                                                       ======

Net assets consist of:
 Paid-in capital                                             $     84,103,162
 Unrealized appreciation of investments                            25,345,533
 Undistributed net realized gain on investments                     5,141,003
 Accumulated net investment deficit                                  (373,217)
                                                              ----------------
       Total net assets                                      $    114,216,481
                                                              ================






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See notes to financial statements
                                                     -4-

NEW CENTURY CAPITAL PORTFOLIO
STATEMENT OF OPERATIONS
Six months ended April 30, 1999 (Unaudited)
-------------------------------------------------------------------------------


NET INVESTMENT LOSS
    Income
       Interest                                                 $        9,898
       Dividends                                                       306,271
                                                                --------------
          Total investment income                                      316,169

    Expenses
       Distribution costs (Note 3)                                      67,240
       Investment advisory fees (Note 2)                               511,894
       Transfer agent fees                                              15,750
       Legal and audit fees                                             13,750
       Custody and accounting fees                                      34,200
       Administration fee (Note 2)                                      33,000
       Trustees' fees                                                    3,200
       Registration and filing fees                                      4,552
       Insurance                                                         3,867
       Other                                                             1,933
                                                                --------------
          Total expenses                                               689,386
             Net investment loss                                      (373,217)


REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                   2,816,768
  Capital gain distributions from regulated
   investment companies                                              2,743,846
  Net unrealized appreciation of investments during the year        17,133,180
                                                                --------------
    Net realized and unrealized gain on investments                 22,693,794
                                                                --------------

    Net increase in net assets resulting from operations        $   22,320,577
                                                                ==============





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See notes to financial statements
                                                     -5-

NEW CENTURY CAPITAL PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS



                                                                            Six months            Year ended
                                                                          ended April 30,        October 31,
                                                                             1999                   1998
                                                                     --------------------     ---------------
                                                                           (Unaudited)
OPERATIONS
    Net investment loss                                                 $       (373,217)     $     (581,423)
    Net realized gain on investments                                           2,816,768           5,919,837
    Capital gain distributions from regulated
       investment companies                                                    2,743,846           5,157,916
    Net unrealized appreciation (depreciation)
       of investments                                                         17,133,180          (4,543,009)
                                                                        ----------------      --------------
       Net increase in net assets resulting from operations                   22,320,577           5,953,321

DISTRIBUTIONS TO SHAREHOLDERS
    Realized gains on investments
       ($1.53 and $1.46 per share, respectively)                              (9,820,741)         (7,850,147)

CAPITAL SHARE TRANSACTIONS
    Increase in net assets from capital share transactions (a)                11,552,293          13,669,847
                                                                        ----------------      --------------

          TOTAL INCREASE IN NET ASSETS                                        24,052,129          11,773,021

NET ASSETS
    Beginning of period                                                       90,164,352          78,391,331
                                                                        ----------------      --------------

    End of period (including accumulated net investment
       deficit of $(373,217) and $-0-, respectively)                    $   114,216,481       $   90,164,352
                                                                        ===============       ==============




(a) Summary of capital share transactions is as follows:




                                                   Six months ended                    Year ended
                                               April 30, 1999 (Unaudited)             October 31, 1998
                                            Share             Value              Share            Value
Shares sold                                  716,038     $    10,979,393          943,259     $   13,807,429
Shares issued on
    reinvestment of distributions            631,817           9,357,214          541,907          7,364,519
                                        ------------     ---------------     ------------     --------------
                                           1,347,855          20,336,607        1,485,166         21,171,948
Shares redeemed                             (565,794)         (8,784,314)        (523,418)        (7,502,101)
                                        ------------     ---------------     ------------     --------------
    Net increase                             782,061     $    11,552,293          961,748     $   13,669,847
                                        ============     ===============     ============     ==============




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See notes to financial statements
                                                     -6-

NEW CENTURY CAPITAL PORTFOLIO
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

(For a Share Outstanding Throughout each Period)


                                              Six Months
                                              ended
                                              April 30,      Years ended
                                                             October 31,


                                                  1999       1998        1997         1996        1995        1994
                                              ---------      ------      ------      ------      -------     -------
                                              (Unaudited)
PER SHARE OPERATING PERFORMANCE
    Net asset value, beginning of period         $14.30      $14.67      $13.51      $13.12      $ 12.31     $ 12.74
                                                 ------      ------      ------      ------      -------     -------

    Income (loss) from investment operations
       Net investment loss                        (0.05)      (0.09)      (0.10)      (0.09)       (0.06)      (0.08)
       Net gain on securities
          (both realized and unrealized)           3.39        1.18        3.29        1.90         2.16        0.64
                                                 ------      ------      ------      ------      -------     -------
          Total from investment operations         3.34        1.09        3.19        1.81         2.10        0.56
                                                 ------      ------      ------      ------      -------     -------

    Less distributions
       Distributions from capital gains           (1.53)      (1.46)      (2.03)      (1.42)       (1.29)      (0.99)
                                                 ------      ------      ------      ------      -------     -------

    Net asset value, end of period               $16.11      $14.30      $14.67      $13.51      $ 13.12     $ 12.31
                                                 ======      ======      ======      ======      =======     =======

TOTAL RETURN**                                    24.31 %      7.97 %     27.22  %    14.91  %     19.60 %      4.70 %

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (in thousands)     $ 114,216     $90,164     $78,391     $62,741     $ 50,889    $ 37,968
    Ratio of expenses to
       average net assets                          1.33 % *     1.44 %     1.43  %     1.47  %      1.61 %      1.60 %
    Ratio of net investment loss to
       average net assets                         -0.72 % *    -0.67 %    -0.76  %    -0.69  %     -0.52 %     -0.68 %
    Portfolio turnover                               32 %        102 %       93  %      214  %       206 %       107 %




*   Annualized.
** Total return for a period of less than 1 year has not been annualized.




-------------------------------------------------------------------------------
See notes to financial statements
                                                     -7-

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 1999 (Unaudited)
-------------------------------------------------------------------------------



Issuer                                                                          Shares             Value

                                        INVESTMENT COMPANIES - 99.6%

Foreign Stock Funds - 2.0%
Artisan International                                                            70,614       $    1,302,825
                                                                                              --------------

Growth and Income Funds - 31.3%
Citizens Index Fund                                                              33,037              798,498
Goldman Sachs Core US Equity-A                                                   51,326            1,774,850
Lexington Corporate Leaders                                                     112,576            1,983,583
Lexington Growth & Income                                                        34,795              792,980
Marsico Growth & Income                                                         120,168            1,969,547
Mutual Discovery Z                                                                  702               15,510
SEI Index S&P 500 Index-E                                                        51,875            2,161,634
Strong Growth & Income                                                          118,382            2,805,645
Vanguard 500 Index                                                               61,725            7,621,748
                                                                                              --------------
                                                                                                  19,923,995

Growth Funds - 22.9%
Janus                                                                            88,802            3,367,386
Legg Mason Value Prime                                                           62,510            4,730,146
Vanguard Index Growth                                                            82,960            2,787,460
Vanguard U.S. Growth                                                             95,227            3,676,735
                                                                                              --------------
                                                                                                  14,561,727

Small Company Funds - 6.2%
Berger Small Cap                                                                 48,614            1,002,430
Eclipse Small Cap Value                                                          68,530              801,112
Nicholas II                                                                      59,678            2,171,667
                                                                                              --------------
                                                                                                   3,975,209

Convertible Security Funds - 3.7%
MainStay Convertible A                                                              435                5,825
Northern Income Equity                                                           55,433              726,178
Pacific Horizon Capital                                                          64,860            1,172,672
Victory Convertible Securities                                                   34,329              457,261
                                                                                              --------------
                                                                                                   2,361,936

General Corporate Bond Funds - 2.9%
Strong Corporate Bond                                                           163,753            1,822,573
                                                                                              --------------

Government Treasury Bond Funds - 4.0%
American Century - Benham Target Maturities 2005                                 25,227            1,870,866
American Century - Benham Target Maturities 2010                                  9,289              537,945
Vanguard Fixed Income Intermediate Term U.S.                                     11,627              125,106
                                                                                              --------------
                                                                                                   2,533,917
                                                                                              --------------




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See notes to financial statements
                                                     -8-

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS - (Continued)
April 30, 1998 (Unaudited)
-------------------------------------------------------------------------------



Issuer                                                                          Shares             Value

High Quality Bond Funds - 3.5%
Dodge & Cox Income                                                              113,121            1,361,977
Scudder Income                                                                   64,485              841,529
                                                                                              --------------
                                                                                                   2,203,506

High Yield Bonds - 13.9%
MainStay High Yield Corporate Bond                                              575,929            4,526,804
Northeast Investors                                                             401,940            4,348,993
                                                                                              --------------
                                                                                                   8,875,797

Worldwide Bond Funds - 9.2%
PIMCO Foreign Bond                                                              282,943            3,033,153
PIMCO Global Bond                                                               287,592            2,798,274
                                                                                              --------------
                                                                                                   5,831,427
       Total investment companies (Cost $55,663,377)                   99.6%                      63,392,912
       Cash and other assets in excess of liabilities                   0.4%                         237,103
                                                                   ---------                  --------------

       Net assets                                                     100.0%                  $   63,630,015
                                                                   =========                  ==============


Cost for federal income tax at April 30, 1999 was $55,663,377 and net unrealized appreciation consisted of:

       Gross unrealized appreciation                                                           $   8,200,943
       Gross unrealized depreciation                                                                (471,408)
                                                                                               -------------
       Net unrealized appreciation                                                             $   7,729,535
                                                                                               =============




-------------------------------------------------------------------------------
See notes to financial statements
                                                     -9-

NEW CENTURY BALANCED PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
April 30, 1999 (Unaudited)
-------------------------------------------------------------------------------


ASSETS
 Investments, at value (Cost $55,663,377) (Note 1A)             $   63,392,912
  Cash                                                                 751,045
  Receivables for
   Capital stock sold                                                      697
  Dividends and interest                                                88,473
                                                               ---------------
     Total assets                                                   64,233,127


LIABILITIES
  Payable for
   Capital stock redeemed                                               27,534
  Securities purchased                                                 518,082
  Accrued expenses                                                      57,496
                                                               ---------------
     Total liabilities                                                 603,112

NET ASSETS
    (applicable to 4,758,639 outstanding shares;
     unlimited number of shares of beneficial interest
     authorized, $.01 par value.)                               $   63,630,015
                                                                ==============


Net asset value, offering price and redemption
price per share ($63,630,015/4,758,639 shares of
beneficial interest outstanding)                                        $13.37
                                                                        ======

Net assets consist of:
    Paid-in capital                                             $   53,260,982
    Unrealized appreciation of investments                           7,729,535
    Undistributed net realized gain on investments                   2,564,038
    Undistributed net investment income                                 75,460
                                                                --------------
       Total net assets                                         $   63,630,015
                                                                ==============



-------------------------------------------------------------------------------

See notes to financial statements
                                                    -10-

NEW CENTURY BALANCED PORTFOLIO
STATEMENT OF OPERATIONS
Six months ended April 30, 1999 (Unaudited)
-------------------------------------------------------------------------------


NET INVESTMENT INCOME
 Income
  Interest                                                       $       6,431
  Dividends                                                          1,186,406
                                                                 -------------
          Total investment income                                    1,192,837

Expenses
  Distribution costs (Note 3)                                           47,876
  Investment advisory fees (Note 2)                                    299,224
  Transfer agent fees                                                   15,600
  Legal and audit fees                                                  11,000
  Custody and accounting fees                                           27,600
  Registration and filing fees                                           5,395
  Administration fee (Note 2)                                           20,700
  Trustees' fees                                                         2,600
  Insurance                                                              2,200
  Other                                                                  1,326
                                                                 -------------
    Total expenses                                                     433,521

       Net investment income                                           759,316

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain on investments                                    1,554,523
 Capital gain distributions from regulated
  investment companies                                               1,195,520
 Net unrealized appreciation of investments
  during the year                                                    4,299,308
                                                                 -------------
   Net realized and unrealized gain on investments                   7,049,351
                                                                 -------------

   Net increase in net assets resulting from operations          $   7,808,667
                                                                 =============




-------------------------------------------------------------------------------

See notes to financial statements
                                                    -11-

NEW CENTURY BALANCED PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------



INCREASE (DECREASE) IN NET ASSETS
                                                                            Six months            Year ended
                                                                          ended April 30,        October 31,
                                                                             1999                   1998
                                                                       ------------------     ---------------
                                                                           (Unaudited)
OPERATIONS
    Net investment income                                               $      759,316        $      804,861
    Net realized gain on investments                                         1,554,523             2,740,780
    Capital gain distributions from regulated
       investment companies                                                  1,195,520             2,252,579
    Net unrealized appreciation of investments                               4,299,308            (2,511,268)
                                                                        --------------        --------------
       Net increase in net assets resulting from operations                  7,808,667             3,286,952

DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income
       ($0.16 and $0.21 per share, respectively)                              (683,856)             (804,861)
    Realized gains on investments
       ($1.03 and $1.06 per share, respectively)                            (4,543,765)           (3,906,114)

CAPITAL SHARE TRANSACTIONS
    Increase in net assets from capital share transactions (a)               4,858,535             8,721,229
                                                                        --------------        --------------

          TOTAL INCREASE IN NET ASSETS                                       7,439,581             7,297,206

NET ASSETS
    Beginning of period                                                     56,190,434            48,893,228
                                                                        --------------        --------------

    End of period (including undistributed net investment
       income of $75,460 and $-0-, respectively)                        $   63,630,015        $   56,190,434
                                                                        ==============        ==============







(a) Summary of capital share transactions is as follows:



                                                   Six months ended                    Year ended
                                               April 30, 1999 (Unaudited)             October 31, 1998
                                            Share             Value              Share            Value
Shares sold                                 311,883      $     4,091,468         689,907      $    8,996,626
Shares issued on
    reinvestment of distributions           378,527            4,827,067         342,996           4,273,243
                                         ----------      ---------------     -----------      --------------
                                            690,410            8,918,535       1,032,903          13,269,869
Shares redeemed                            (310,852)          (4,060,000)       (348,325)         (4,548,640)
                                         ----------      ---------------     -----------      --------------
    Net increase                            379,558      $     4,858,535         684,578       $   8,721,229
                                         ==========      ===============     ===========       =============





-------------------------------------------------------------------------------
See notes to financial statements
                                                    -12-

NEW CENTURY BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------


(For a Share Outstanding Throughout each Period)

                                             Six Months
                                             ended
                                             April 30,  Years ended October 31,


                                               1999        1998        1997        1996        1995        1994
                                            (Unaudited)

PER SHARE OPERATING PERFORMANCE
    Net asset value, beginning of period     $ 12.83     $ 13.23     $ 12.21     $ 11.82      $11.22      $11.94
                                             -------     -------     -------     -------      ------      ------

    Income from investment operations
       Net investment income (loss)             0.18        0.21        0.21        0.18        0.24        0.20
       Net gain (loss) on securities
          (both realized and unrealized)        1.55        0.66        2.01        1.30        1.28       (0.05)
                                             -------     -------     -------     -------      ------      ------
          Total from investment operations      1.73        0.87        2.22        1.48        1.52        0.15
                                             -------     -------     -------     -------      ------      ------

    Less distributions
       Dividends from net investment income    (0.16)      (0.21)      (0.21)      (0.18)      (0.24)      (0.19)
       Distributions from capital gains        (1.03)      (1.06)      (0.99)      (0.91)      (0.68)      (0.68)
                                             -------     -------     -------     -------      ------      ------
          Total distributions                  (1.19)      (1.27)      (1.20)      (1.09)      (0.92)      (0.87)
                                             -------     -------     -------     -------      ------      ------

    Net asset value, end of period           $ 13.37     $ 12.83     $ 13.23     $ 12.21      $11.82      $11.22
                                             =======     =======     =======     =======      ======      ======

TOTAL RETURN**                                 13.95 %      6.97 %     19.64 %     13.24 %     14.93 %      1.26  %

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (in thousands)   $ 63,630    $ 56,190    $ 48,893    $ 40,423     $30,124     $23,803
    Ratio of expenses to
       average net assets                       1.45 % *     1.46%      1.41 %      1.61 %      1.72 %      1.73  %
    Ratio of net investment income to
       average net assets                       2.54 % *     1.51%      1.58 %      1.45 %      2.14 %      1.57  %
    Portfolio turnover                            31 %         59%        80 %       172 %       191 %       130  %






*   Annualized.
** Total return for a period of less than 1 year has not been annualized.




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See notes to financial statements
                                                    -13-

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
April 30, 1999 (Unaudited)
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(1)   SIGNIFICANT ACCOUNTING POLICIES

      New Century Portfolios ("New Century", formerly Weston Portfolios) is organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and currently offers shares of two series:
      New Century Capital Portfolio and New Century Balanced Portfolio (formerly New Century I Portfolio) (together, "the Portfolios"). The investment objective of the New Century Capital Portfolio is to provide capital growth, with a secondary objective to provide income while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign). The investment objective of New Century Balanced Portfolio is to provide income, with a secondary objective to provide capital growth while managing risk. This Portfolio seeks to achieve these objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign), and fixed income securities (domestic and foreign). The price of shares of these Portfolios fluctuates daily and there are no assurances that the Portfolios will be successful in achieving their stated investment objectives. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

      A.  INVESTMENT VALUATION
          Investments, representing primarily capital stock of other open-end investment companies, are valued at their net asset value as reported by such companies. In the absence of readily available market quotations, investments are valued at fair value as determined by the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

      B.  FEDERAL INCOME TAXES
          It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax to the Portfolios. Therefore, no federal income or excise tax provision is required.

      C.  INVESTMENT TRANSACTIONS
          Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined using the specific identification method.

      D.  INCOME RECOGNITION
          Interest is accrued on portfolio investments daily. Dividend income is recorded on the ex-dividend date.

      E.  COST OF OPERATIONS
          The Portfolios bear all costs of their operations other than expenses specifically assumed by the Advisor. Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately between each Portfolio in relation to the net assets of each Portfolio.



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                                                    -14-

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 1999 (Unaudited)
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      F.  USE OF ESTIMATES
          In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.


(2)   INVESTMENT ADVISORY FEE, ADMINISTRATIVE AGREEMENT AND TRUSTEES' FEE

      Fees paid by the Portfolios pursuant to a contract (the "Investment Advisory Agreement") with Weston Financial Group, Inc. (the "Advisor") are computed daily and paid monthly at an annualized rate of 1% on the first $100 million of average daily assets and .75% of net assets exceeding that amount. The advisory fees are based on the net assets of each of the Portfolios separately, and not on the total net assets of the two series.

      Fees paid by the Portfolio pursuant to a contract (the "Administration Agreement") with the Advisor to administer the ordinary course of the Portfolios' business are paid monthly from a detail of actual expenses incurred in the overseeing of the Portfolios' affairs. All expenses incurred overseeing the Portfolios' affairs are reimbursed monthly.

      The Portfolios pay each Trustee who is not affiliated with the Advisor $4,000 annually.


(3)   DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

      The Portfolios have adopted a Distribution Plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12(b)-1 thereunder. Under the plan, each Portfolio may pay up to .25% of its average daily net assets to Weston Securities Corporation (the "Distributor") for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not "interested persons" of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Qualified Trustees").

      During the six months ended April 30, 1999, the Distributor received sales commissions and other compensation of $37,862 and $20,935 in connection with the purchase of investment company shares by New Century Capital Portfolio and New Century Balanced Portfolio, respectively. Weston Securities Corporation has voluntarily agreed to waive payments made by each Portfolio pursuant to the distribution plans in amounts equal to the sales commissions and other compensation.

      Certain officers and trustees are also officers and/or directors of the Advisor and the Distributor.




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                                                    -15-

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 1999 (Unaudited)
-------------------------------------------------------------------------------


(4)   INVESTMENT TRANSACTIONS

      For the six months ended April 30, 1999, the cost of purchases and the proceeds from sales of securities other than short-term notes were as follows:

                                                 Purchases             Sales
       New Century Capital Portfolio             $36,370,362        $33,286,006
       New Century Balanced Portfolio            $20,572,190        $19,148,537




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                                                    -16-

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios. This report is authorized for distribution to prospective investors in the Portfolios only if preceded or accompanied by an effective Prospectus which contains details concerning the management fee expense and other pertinent information.